Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Discussion of Equity Unit Award Grant Timing
The Compensation Committee grants equity-based awards from time to time, including RSUs, to our executive officers and other key employees. The Company also grants equity awards in the form of restricted stock unit awards to the non-employee
members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Company also has the discretion to grant RSUs up to a certain amount. The Compensation Committee may make off cycle equity awards from time to time on an as-needed
basis as circumstances warrant. The Company does not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company also grants equity awards in the form of restricted stock unit awards to the non-employee
members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Company also has the discretion to grant RSUs up to a certain amount. The Compensation Committee may make off cycle equity awards from time to time on an as-needed
basis as circumstances warrant.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company also grants equity awards in the form of restricted stock unit awards to the non-employee
members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Company also has the discretion to grant RSUs up to a certain amount. The Compensation Committee may make off cycle equity awards from time to time on an as-needed
basis as circumstances warrant.
MNPI Disclosure Timed for Compensation Value	false